Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents		¥ 224,768	$ 34,447	¥ 137,351
Accounts receivable, net		228,214	34,975	120,110
Prepaid expenses and other current assets		13,753	2,108	11,557
Amounts due from related parties		7	1	7
Loan receivables - related parties				500
Total current assets		466,742	71,531	269,525
Property and equipment, net		1,356	208	736
Intangible assets, net		239,634	36,726	195
Goodwill		92,069	14,110
Long term investment		5,000	766	5,000
Long term deposits and other assets		1,382	212	2,761
Deferred IPO costs				1,307
Deferred tax assets		5,654	867	474
Total non-current assets		345,095	52,889	10,473
TOTAL ASSETS		811,837	124,420	279,998
Current liabilities
Accounts payable		67,089	10,281	27,163
Accrued salary and employee benefits		18,141	2,780	8,727
Accrued expenses and other current liabilities		12,358	1,894	6,852
Current portion of contingent consideration – earn-out liability		92,183	14,128
Warrant liabilities		29,558	4,530
Income tax payable		8,581	1,315	8,435
Loan payables - related parties				5,525
Amounts due to related parties				8,482
Deferred revenue		49,567	7,596	40,288
Total current liabilities		277,477	42,524	105,472
Non-current liabilities
Deferred tax liabilities		59,729	9,154
Contingent consideration – earn-out liability		15,116	2,317
Total non-current liabilities		74,845	11,471
TOTAL LIABILITIES		352,322	53,995	105,472
Commitments and contingencies Shareholders’ equity	[1]
Ordinary share, no par value, unlimited shares authorized, 19,400,000 and 27,037,302 shares issued and outstanding as of December 31, 2019 and 2020, respectively		(96,349)	(14,766)	9,664
Shares to be issued		200,100	30,667
Statutory reserves		18,352	2,813	12,059
Retained earnings		322,610	49,442	152,803
Accumulated other comprehensive income		14,802	2,269
Total shareholders’ equity		459,515	70,425	174,526
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 811,837	$ 124,420	¥ 279,998

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization